Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.42650%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		April 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,181,393.47

Principal:
Principal Collections	$21,814,049.82
Prepayments in Full	$14,635,458.12
Liquidation Proceeds	$13,572.26
Recoveries	$0.00
Sub Total	$36,463,080.20
Collections	$39,644,473.67

Purchase Amounts:
Purchase Amounts Related to Principal	$420,724.24
Purchase Amounts Related to Interest	$1,320.80
Sub Total	$422,045.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,066,518.71

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,066,518.71
Servicing Fee	$928,192.40	$928,192.40	$0.00	$0.00	$39,138,326.31
Interest - Class A-1 Notes	$348,866.11	$348,866.11	$0.00	$0.00	$38,789,460.20
Interest - Class A-2a Notes	$678,333.33	$678,333.33	$0.00	$0.00	$38,111,126.87
Interest - Class A-2b Notes	$215,688.89	$215,688.89	$0.00	$0.00	$37,895,437.98
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$37,039,537.98
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$36,749,477.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,749,477.65
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$36,656,579.82
Second Priority Principal Payment	$8,461,088.02	$8,461,088.02	$0.00	$0.00	$28,195,491.80
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$28,130,938.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,130,938.47
Regular Principal Payment	$148,335,488.27	$28,130,938.47	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,066,518.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,461,088.02
Regular Principal Payment					$28,130,938.47
Total					$36,592,026.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$36,592,026.49	$178.50	$348,866.11	$1.70	$36,940,892.60	$180.20
Class A-2a Notes	$0.00	$0.00	$678,333.33	$2.47	$678,333.33	$2.47
Class A-2b Notes	$0.00	$0.00	$215,688.89	$2.16	$215,688.89	$2.16
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$36,592,026.49	$34.76	$2,546,299.82	$2.42	$39,138,326.31	$37.18

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$156,796,576.29	0.7648613	$120,204,549.80	0.5863637
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,004,406,576.29	0.9542058	$967,814,549.80	0.9194427

Pool Information
Weighted Average APR	3.408%	3.379%
Weighted Average Remaining Term	57.54	56.66
Number of Receivables Outstanding	39,927	39,089
Pool Balance	$1,113,830,881.98	$1,076,939,265.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,008,405,057.93	$974,895,488.27
Pool Factor	0.9589600	0.9271979

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$102,043,777.57
Targeted Overcollateralization Amount	$136,619,018.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,124,716.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$7,811.70
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$7,811.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0084%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0086%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		91	$7,961.52
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$7,961.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0007%

Average Realized Loss for Receivables that have experienced a Realized Loss			$87.49
Average Net Loss for Receivables that have experienced a Realized Loss			$87.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	174	$4,980,186.57
61-90 Days Delinquent	0.03%	14	$357,838.15
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.50%	188	$5,338,024.72

Repossession Inventory:
Repossessed in the Current Collection Period		12	$393,998.15
Total Repossessed Inventory		15	$464,297.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0075%
Current Collection Period			0.0358%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0332%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer